Cash and Investments - Fixed Income Maturity Profile (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Bonds with call features	$ 3,390.3	$ 4,498.0
Bonds with put features	93.3	196.2
Notional amount	$ 6,396.9	$ 4,783.5
Debt securities
Disclosure of financial assets [line items]
Effective interest rate	4.00%	4.70%
U.S. treasury bond forward contracts
Disclosure of financial assets [line items]
Notional amount	$ 1,693.8	$ 3,013.4
Bonds, U.S. states and municipalities
Disclosure of financial assets [line items]
Favourable tax treatment expected	$ 2,300.0	$ 3,300.0